Intangible assets, Net	12 Months Ended
Dec. 31, 2016
Intangible assets, Net [Abstract]
Intangible assets, Net
7. Intangible assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2015	2016
	RMB	RMB

Internally developed software	33,624	49,426
Trademark	685	960

Accumulated amortization	(14,181)	(23,402)

Intangible assets, net	20,128	26,984

Amortization expenses for intangible assets were RMB4,542, RMB6,532 and RMB9,221 for the years ended December 31, 2014, 2015 and 2016, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are RMB12,106, RMB9,012, RMB5,353, RMB86 and RMB83.